APPLIED FINANCE DIVIDEND FUND

Schedule of Investments

July 31, 2025 (unaudited)

		Shares	Value
98.96%	COMMON STOCKS
2.65%	COMMUNICATION SERVICES
	Verizon Communications, Inc.	16,580	$708,961
9.82%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	3,322	669,948
	Hasbro, Inc.	10,165	764,001
	Home Depot, Inc.	1,819	668,501
	Whirlpool Corp.	6,283	521,740
			2,624,190
9.40%	CONSUMER STAPLES
	Ingredion, Inc.	5,434	714,788
	Molson Coors Beverage Co. Class B	11,100	540,792
	Target Corp.	6,130	616,065
	Unilever plc ADR	10,948	639,692
			2,511,337
5.56%	ENERGY
	Chevron Corp.	4,778	724,536
	Marathon Petroleum Corp.	4,473	761,260
			1,485,796
21.87%	FINANCIALS
	Ameriprise Financial, Inc.	1,366	707,848
	Huntington Bancshares	44,283	727,570
	JPMorgan Chase & Co.	2,719	805,477
	The PNC Financial Services Group, Inc	3,701	704,189
	Prudential Financial, Inc.	6,435	666,537
	State Street Corp.	6,882	769,064
	The Travelers Companies, Inc	2,785	724,768
	Truist Financial Corp.	16,938	740,360
			5,845,813

APPLIED FINANCE DIVIDEND FUND

Schedule of Investments

July 31, 2025 (unaudited)

	Shares	Value
15.18% HEALTH CARE
Abbott Laboratories	5,200	$656,188
Abbvie, Inc.	3,724	703,910
Eli Lilly & Co.	866	640,901
Johnson & Johnson	4,480	738,035
Merck & Company, Inc.	7,919	618,632
Novartis AG ADR	6,146	699,046
		4,056,712
11.19% INDUSTRIALS
Eaton Corp. plc	2,072	797,140
Norfolk Southern Corp.	2,709	753,102
PACCAR, Inc.	6,786	670,185
RTX Corp.	4,898	771,778
		2,992,205
9.97% INFORMATION TECHNOLOGY
Accenture plc Class A	2,162	577,470
Cisco Systems, Inc.	11,029	750,854
HP, Inc.	20,500	508,400
Microsoft Corp.	1,550	826,925
		2,663,649
2.31%	MATERIALS
	LyondellBasell Industries NV	10,643	616,549
2.65%	REAL ESTATE
	Omega Healthcare Investors, Inc. REIT	18,197	707,863
8.36%	UTILITIES
	Public Service Enterprise Group, Inc.	8,246	740,408
	Sempra Energy	9,133	745,983
	UGI Corp.	20,695	748,745
			2,235,136
98.96%	TOTAL COMMON STOCKS
			26,448,211

APPLIED FINANCE DIVIDEND FUND

Schedule of Investments

July 31, 2025 (unaudited)

	Shares	Value
0.94% MONEY MARKET FUND
Federated Treasury Obligations Fund 4.170%(A)	253,436	$253,436
99.90%	TOTAL INVESTMENTS	26,701,647
0.10%	Other assets, net of liabilities	25,734
100.00%	NET ASSETS	$26,727,381

(A)Effective 7 day yield as of July 31, 2025.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts. REIT - Real Estate Investment Trust.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
COMMON STOCKS		$26,448,211	$-	$-	$26,448,211
MONEY MARKET FUND		253,436	-	-	253,436
TOTAL INVESTMENTS		$26,701,647	$-	$-	$26,701,647

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $23,451,899, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,169,666
Gross unrealized depreciation	(1,919,918)
Net unrealized appreciation	$3,249,748